Average Annual Total Returns	12 Months Ended
Oct. 31, 2013
Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.08%
Five Years	19.53%
Ten Years	7.04%
Inception Date	Oct. 23, 1958
Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	36.23%
Five Years	19.66%
Ten Years	7.16%
Inception Date	Nov. 12, 2001
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.69%
Five Years	17.10%
Ten Years	7.87%
Inception Date	Jun. 24, 1985
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.80%
Five Years	17.19%
Ten Years	7.97%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.75%
Five Years	19.23%
Ten Years	6.28%
Return After Taxes on Distributions | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	29.36%
Five Years	16.54%
Ten Years	7.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.67%
Five Years	15.98%
Ten Years	5.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.35%
Five Years	13.89%
Ten Years	6.45%
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.53%
Five Years	16.67%
Ten Years	7.58%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.53%
Five Years	16.67%
Ten Years	7.58%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.53%
Five Years	16.67%
Ten Years	7.58%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.53%
Five Years	16.67%
Ten Years	7.58%